Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

Note 23: Subsequent Events

In preparing the consolidated financial statements as of and for the years ended December 31, 2018 and 2019, the Company evaluated subsequent events for recognition and measurement through March 6, 2020, the date when the consolidated financial statements were issued.